Consolidated Statement of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive (Loss) Income, Net of Tax	Noncontrolling Interests
Balance at Dec. 31, 2012	$ 7,705.7	$ 4.1	$ 6,588.9	$ 2,403.2	$ (1,287.1)	$ (5.8)	$ 2.4
Balance (in shares) at Dec. 31, 2012		405.2			44.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	589.1			588.9			0.2
Change in the value of derivative instruments, net of tax	3.8					3.8
Employee benefit plan liability adjustments, net of tax	5.0					5.0
Cash dividends declared	(357.3)			(357.3)
Issuances of common stock	158.8		158.8
Issuances of common stock (in shares)		5.8
Stock-based compensation	15.1		17.2	(2.1)
Purchase of common stock for treasury	(214.1)				$ (214.1)
Purchase of common stock for treasury (in shares)					(6.5)
Balance at Dec. 31, 2013	7,906.1	$ 4.1	6,764.9	2,632.7	$ (1,501.2)	3.0	2.6
Balance (in shares) at Dec. 31, 2013		411.0			50.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	547.9			547.6			0.3
Change in the value of derivative instruments, net of tax	(22.6)					(22.6)
Employee benefit plan liability adjustments, net of tax	(9.3)					(9.3)
Cash dividends declared	(383.6)			(383.6)
Issuances of common stock	92.9		92.9
Issuances of common stock (in shares)		3.4
Stock-based compensation	17.4		19.1	(1.7)
Purchase of common stock for treasury	(400.6)				$ (400.6)
Purchase of common stock for treasury (in shares)					(11.1)
Distributions paid to noncontrolling interests	(0.4)						(0.4)
Balance at Dec. 31, 2014	7,747.8	$ 4.1	6,876.9	2,795.0	$ (1,901.8)	(28.9)	2.5
Balance (in shares) at Dec. 31, 2014		414.4			61.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	750.4			749.9			0.5
Change in the value of derivative instruments, net of tax	0.3					0.3
Employee benefit plan liability adjustments, net of tax	(1.9)					(1.9)
Cash dividends declared	(404.3)			(404.3)
Issuances of common stock	74.3		74.3
Issuances of common stock (in shares)		2.8
Stock-based compensation	18.9		21.2	(2.3)
Purchase of common stock for treasury	(408.4)				$ (408.4)
Purchase of common stock for treasury (in shares)					(9.9)
Shares returned to unissued status	0.0	$ (0.6)	(2,294.7)		$ 2,295.3
Shares returned to unissued status (in shares)		(71.2)			(71.2)
Distributions paid to noncontrolling interests	(0.5)						(0.5)
Balance at Dec. 31, 2015	$ 7,776.6	$ 3.5	$ 4,677.7	$ 3,138.3	$ (14.9)	$ (30.5)	$ 2.5
Balance (in shares) at Dec. 31, 2015		346.0			0.4